Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.25%
Asset return assumption	7.75%	7.75%